Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 46,499,285		$ 19,807,466
Operating expenses:
General and administrative	3,922,348		953,437
Salaries, benefits, contractor costs	19,256,255		14,319,704
Marketing and commissions	52,918,949		24,810,603
Travel	1,930,598		1,361,696
Professional fees	2,112,047		809,974
Product and technology development	3,126,087		1,950,119
Depreciation and amortization	1,881,323		1,247,813
Total operating expenses	85,147,608		45,453,346
Net loss from operations	(38,648,323)		(25,645,880)
Other expense:
Interest (income)/expense	3,120,054		1,452,458
Loss on Debt Extinguishment	4,377,051
Loss from change in fair-value of convertible shareholder loans	5,951,087		4,646,994
Foreign currency loss	470,219		1,042,747
Net loss before income taxes	(52,566,734)		(32,788,079)
Income tax benefit	1,851,038	[1]	402,184	[1]
Net loss	$ (50,715,696)		$ (32,385,895)
Loss per Share
Loss per Share, basic | $ / shares	$ (2.09)		$ (1.69)
Loss per Share, diluted | $ / shares	$ (2.09)		$ (1.69)
Weighted-average common shares outstanding, basic | shares	24,297,063		19,172,619
Weighted-average common shares outstanding, diluted | shares	24,297,063		19,172,619

[1]	Due to research and development costs in the UK